Filed with the U.S. Securities and Exchange Commission on September 12, 2014

1933 Act Registration File No.  333-[   ]
1940 Act File No. 811- [   ]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	X	]
Pre-Effective Amendment No.	[		]
Post-Effective Amendment No.	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	[		]

(Check appropriate box or boxes.)

OAKTREE FUNDS
(Exact Name of Registrant as Specified in Charter)

333 South Grand Ave., 28th Floor
Los Angeles, CA 90071
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Todd Molz, Secretary
Oaktree Funds
333 South Grand Ave., 28th Floor
Los Angeles, CA 90071
(Name and Address of Agent for Service)

Copy to:
Barry Barbash, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue New York, N.Y. 10019-6099, U.S.A.

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PRELIMINARY PROSPECTUS
Subject to Completion – Dated September 12, 2014

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Oaktree Funds

Oaktree High Yield Bond Fund

Institutional Class – [OHYIX]
Advisor Class – [OHYDX]

Oaktree Emerging Markets Equity Fund

Institutional Class – [OEEIX]
Advisor Class – [OEEDX]

(Each a “Fund”, collectively the “Funds”)

PROSPECTUS

[------, 2014]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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OAKTREE HIGH YIELD BOND FUND – SUMMARY

Investment Objective

The investment objective of the Oaktree High Yield Bond Fund (the “High Yield Fund” or the “Fund”) is to provide current income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class

Management Fee	[-----]%	[-----]%
Distribution and Service (12b-1) Fees	[None]	[0.25]%
Other Expenses1	[-----]%	[-----]%
Total Annual Fund Operating Expenses	[-----]%	[-----]%
Fee Waivers and/or Expense Reimbursements2	[-----]%	[-----]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[-----]%	[-----]%

1 “Other Expenses” have been estimated for the Fund’s first fiscal year of operations.

2 Oaktree Capital Management L.P., the Fund’s investment adviser (“Oaktree” or the “Adviser”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to [___]% for the Institutional Class and [___]% for the Advisor Class of the Fund at least through [____ __], 2015. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses.  Oaktree is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before [____ __], 2015 unless approved by the Fund’s Board of Trustees.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waivers and/or expense reimbursements described above for the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Institutional Class	$[----]	$[----]
Advisor Class	$[----]	$[----]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are, at the time of investment, rated below investment grade (lower than BBB- by Standard & Poor’s Ratings Services (“S&P”), lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or lower than BBB- by Fitch Ratings, Inc. (“Fitch”)),  or their unrated equivalents as determined by the Adviser (commonly referred to as “junk bonds” or “high yield bonds”).  Split rated securities will be considered to have the lower credit rating.  For purposes of the Fund’s 80% policy, “bonds” may include, but are not limited to, fixed and floating rate corporate bonds, debentures and notes, bank loan and zero coupon and paid-in-kind obligations.

The Fund may also invest in other types of securities, including convertible securities, debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and equities, including but not limited to common stock, preferred stock, warrants and options.  The Fund invests primarily in North American and European issuers, but may invest up to 20% of its net assets in issuers domiciled outside of North America or Europe, including emerging market countries.  A significant portion of the Fund’s investments may be denominated in a foreign currency and the Fund may use derivatives, such as forward foreign currency exchange contracts and options, to hedge its investment portfolio against currency risks.  The Fund may invest in securities of any rating, including non-rated securities, and without regard to maturity.  The Fund may also use total return swaps to obtain exposure to particular securities.

The Adviser’s investment process in managing the Fund is bottom-up, based upon company-specific research.  The Adviser’s highest priority in evaluating high yield bonds is assessing the amount of credit risk in a given security.  The Adviser does not select investments for the Fund based on anticipated interest rate movements.

In selecting investments for the Fund, the Adviser considers whether the absolute amount of risk is acceptable, the promised yield compensates for the risk, and the investment’s relationship between risk and return is adequately attractive relative to other investment opportunities.  The Adviser typically purchases securities that it would be prepared to hold for the long term.  The Fund pursues a strategy of minimizing defaults and retaining the interest income generated by the bonds purchased.

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The Adviser will seek to sell securities for the Fund if it anticipates actual or potential deterioration in a security’s credit quality before it is reflected in the security’s price, the security’s price has significantly appreciated, lowering its yield, or another security is available which offers a better risk/reward trade-off.

Principal Risks

As with any mutual fund, you may lose money by investing in the Fund.  Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

•
Bank Loans Risk. Bank loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain bank loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See ‘‘Liquidity Risk.’’ In addition, because the bank loans in which the Fund invests are typically rated below investment grade, the risks associated with bank loans are similar to the risks of below investment grade securities. See ‘‘High Yield Bond Risk.’’

•
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•
Credit Risk.  Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk.  This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.  A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

•
Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

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Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

•
Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

•
Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers.  These risks include  the risk of nationalization or expropriation of assets or confiscatory taxation, social, economic, and political uncertainty, dependence on exports and the corresponding importance of international trade, price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, and currency exchange rate fluctuations.

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•
High Yield Bond Risk.  High yield bonds are subject to greater risk of loss of principal and interest than higher rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

•
Interest Rate Risk.  The value of fixed income securities may decline because of increases in interest rates.  The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration.  Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

•
Investment Strategy Risk.  There can be no assurance that the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•
Liquidity Risk. The Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

•
Market Risk.  The overall market for the securities and other instruments in which the Fund invests may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•	New Fund Risk. The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Prepayment Risk. Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

•
U.S. Government Securities Risk.  U.S. government obligations are affected by changes or expected changes in interest rates, among other things.  While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk.  Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  Moreover, some securities are neither insured nor guaranteed by the U.S. government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.

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•
Zero Coupon Bonds and Payment-In-Kind Bonds Risk. Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero coupon bonds and payment-in-kind bonds do not pay interest, the value of zero coupon bonds and payment-in-kind bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments

Performance

Because the Fund had not commenced operations prior to the date of this Prospectus, it does not have a full calendar year of performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  For updated performance information, please call [_____] or visit [_____].

Fund Management

Oaktree Capital Management, L.P. is the investment adviser of the Fund.

Portfolio Managers

The name, title and length of service of the persons who are primarily responsible for the day-to-day management of the Fund are set out below:

Sheldon Stone, Principal and Co-Portfolio Manager of the Fund since its inception.
Shannon Ward, Managing Director and Co-Portfolio Manager of the Fund since its inception.

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Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares by mail (Oaktree Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by telephone at[---]. You may also purchase or redeem shares by wire transfer. Investors who wish to purchase or redeem shares through a financial intermediary should contact the financial intermediary directly.  You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

The following investment minimums apply:

	Minimum Initial Investment	Minimum Subsequent Investment
Institutional Class	$1 million	$100,000
Advisor Class	$25,000	$2,500

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the High Yield Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the High Yield Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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OAKTREE EMERGING MARKETS EQUITY FUND – SUMMARY

Investment Objective

The investment objective of the Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund” or the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class

Management Fee	[-----]%	[-----]%
Distribution and Service (12b-1) Fees	[None]	[0.25]%
Other Expenses1	[-----]%	[-----]%
Total Annual Fund Operating Expenses	[-----]%	[-----]%
Fee Waivers and/or Expense Reimbursements2	[-----]%	[-----]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[-----]%	[-----]%

1 “Other Expenses” have been estimated for the Fund’s first fiscal year of operations.

2 Oaktree Capital Management L.P., the Fund’s investment adviser (“Oaktree” or the “Adviser”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to [___]% for the Institutional Class and [___]% for the Advisor Class of the Fund at least through [____ __], 2015. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses.  Oaktree is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before [____ __], 2015 unless approved by the Fund’s Board of Trustees.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waivers and/or expense reimbursements described above for the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Institutional Class	$[----]	$[----]
Advisor Class	$[----]	$[----]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers.  Equity securities include common stock, preferred stock, depositary receipts, options, warrants and rights. For purposes of the Fund’s 80% investment policy, the Fund considers an “emerging market issuer” to be one (i) organized, domiciled, or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion (at least 50%) of its total revenues or profits from emerging market countries.  An emerging market country is any country whose issuers are included within, or that is identified as an emerging market country by, the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future.  The Fund may use derivatives, such as forward foreign currency exchange contracts, options and swaps, to hedge its investment portfolio against currency risk or gain exposure to equity securities without actually investing in them directly (including instance where access to local market securities is regulated or limited).  The Fund may also gain exposure to common stocks by purchasing participation notes (“P-notes”) that offer a return linked to a particular common stock.  P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market.

The Fund’s portfolio will generally consist of 60-90 securities and will be diversified across multiple industries and countries.  From time to time, however, the Fund’s portfolio may consist of more or less securities and may have a higher allocation to a specific industry or country.

The Fund’s portfolio is constructed using bottom-up, fundamental research techniques.  The Adviser researches industries, builds in-house models, and values companies in an effort to identify companies that it believes will perform better than market expectations due to valuation anomalies. In making investment decisions, the Adviser also considers a company’s valuation on both an absolute basis as well as on a relative basis compared with other companies in the same industry across countries and compared with other companies in other industries but in the same country. In addition to the fundamental research process, the Adviser seeks to employ quantitative valuation techniques such as cash flow analysis, as well as more subjective techniques such as sector, interest rate, and political risk analyses. The Adviser typically takes broader macroeconomic and market conditions into consideration when considering portfolio risk because emerging markets encompass a broad array of economies in varying stages of development.  Based on the Adviser’s view of a particular region, country sector and/or industry, the Adviser may overweight or underweight the Fund’s portfolio in the region, country, sector and/or industry relative to the MSCI Emerging Markets Index, the Fund’s benchmark index.

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Principal Risks

As with any mutual fund, you may lose money by investing in the Fund.  Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

•
Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

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•
Equity Risk. Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

•
Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

•
Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers.  These risks include  the risk of nationalization or expropriation of assets or confiscatory taxation, social, economic, and political uncertainty, dependence on exports and the corresponding importance of international trade, price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, and currency exchange rate fluctuations.

•
Geographic Focus Risk. To the extent the Emerging Markets Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

•
Investment Strategy Risk.  There can be no assurance that the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

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Liquidity Risk. The Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

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Market Risk.  The overall market for the securities and other instruments in which the Fund invests may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•	New Fund Risk. The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

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P-note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

•
When-Issued, Delayed Delivery and Forward Commitment Transactions Risk.  Securities purchased or sold by the Fund on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as, and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis may increase the volatility of the Fund’s assets.

Performance

Because the Fund had not commenced operations prior to the date of this Prospectus, it does not have a full calendar year of performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  For updated performance information, please call [_______] or visit [_______].

Fund Management

Oaktree Capital Management, L.P. is the investment adviser of the Fund.

Portfolio Managers

The name, title and length of service of the persons who are primarily responsible for the day-to-day management of the Fund are set out below:

Frank Carroll, Managing Director and Co-Portfolio Manager of the Fund since its inception.
Tim Jensen, Managing Director and Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares by mail (Oaktree Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by telephone at [---]. You may also purchase or redeem shares by wire transfer. Investors who wish to purchase or redeem shares through a financial intermediary should contact the financial intermediary directly.  You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

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The following investment minimums apply:

	Minimum Initial Investment	Minimum Subsequent Investment
Institutional Class	$1 million	$100,000
Advisor Class	$25,000	$2,500

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Emerging Markets Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Emerging Markets Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

Investment Objectives

Oaktree High Yield Bond Fund
The High Yield Fund’s investment objective is to provide current income and capital appreciation.

Oaktree Emerging Markets Equity Fund
The Emerging Markets Fund’s investment objective is to provide capital appreciation.

Each Fund’s investment objective may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

Principal Investment Strategies

Oaktree High Yield Bond Fund

Under normal market conditions, the High Yield Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are, at the time of investment, rated below investment grade (lower than BBB- S&P, lower than Baa3 by Moody’s, or lower than BBB- by Fitch), or their unrated equivalents as determined by the Adviser (commonly referred to as “junk bonds” or “high yield bonds”).  Split rated securities will be considered to have the lower credit rating.  For purposes of the High Yield Fund’s 80% policy, “bonds” may include, but are not limited to, fixed and floating rate corporate bonds, debentures and notes, bank loans and zero coupon and paid-in-kind obligations. The Fund’s investments in high yield bonds may include distressed securities.

The High Yield Fund may also invest in other types of securities, including convertible securities, debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and equities including, but not limited to, common stock, preferred stock, warrants and options.  The High Yield Fund invests primarily in North American and European issuers, but may invest up to 20% of its net assets in high yield bonds and other debt obligations of issuers domiciled outside of North America or Europe, including emerging market countries.  A significant portion of the High Yield Fund’s investments may be denominated in a foreign currency and the Fund may use derivatives, such as forward foreign currency exchange contracts and options, to hedge its investment portfolio against currency risks.  The High Yield Fund may also manage foreign currency exposure by engaging in foreign currency exchange transactions generally conducted on a spot basis (i.e., cash basis) at the spot rate for purchasing or selling the currency prevailing in the foreign currency exchange market.  The High Yield Fund may invest in securities of any rating, including non-rated securities, and without regard to maturity.  The Fund may also use total return swaps to obtain exposure to particular equity securities.

The Adviser’s investment process in managing the Fund is bottom-up, based upon company-specific research.  The Adviser’s highest priority in evaluating high yield bonds is assessing the amount of credit risk in a given security.  The Adviser does not select investments for the Fund based on anticipated interest rate movements.  The Adviser’s credit analysis and research is similar to equity research in that it is forward-looking, but different in its preoccupation with preserving principal.  The Adviser’s analysis focuses on those factors expected to impact an issuer’s financial position.

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Buy / Sell Discipline. Oaktree employs the following “buy” and “sell” disciplines:

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Buy Discipline.  Investments are made if:  (a) the absolute amount of risk is acceptable; (b) the promised yield compensates for the risk; and (c) the investment’s relationship between risk and return is adequately attractive relative to other investment opportunities.

•
Sell Discipline.  In general, the Fund will consider selling an investment if:  (a) the Fund is early in spotting actual or potential deterioration in credit quality before it is reflected in the security price; (b) the bond’s price has significantly appreciated, lowering its yield; or (c) another bond is available which offers a better risk/reward trade-off.

•
Monitoring.  If the security is purchased, it is systematically monitored by the Adviser on an ongoing basis to assure its credit quality remains satisfactory.  Every investment is reviewed and the credit quality is reassessed at least quarterly.  All investments are ranked by the Adviser based on its relative comfort with the credit.  New holdings and “monitor list” holdings which have not performed up to expectations are monitored most closely.

Temporary Defensive Positions:  For temporary defensive purposes, the High Yield Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed income securities. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.

Oaktree Emerging Markets Equity Fund

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers.  Equity securities include common stock, preferred stock, depositary receipts, options, warrants and rights. For purposes of the Fund’s 80% investment policy, the Fund considers an “emerging market issuer” to be one (i) organized, domiciled, or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion (at least 50%) of its total revenues or profits from emerging market countries.  An emerging market country is any country whose issuers are included within, or that is identified as an emerging market country by, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, and generally includes countries predominantly in Asia, Latin America, Eastern Europe, the Middle East and Africa.

The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future.  The Fund may use derivatives, such as forward foreign currency exchange contracts, options and swaps, to hedge its investment portfolio against currency risk or gain exposure to equity securities without actually investing in them directly (including instances where access to local market securities is regulated or limited).  The Fund may also gain exposure to common stocks by purchasing P-notes that offer a return linked to a particular common stock.  P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market.

The Fund’s portfolio will generally consist of 60-90 securities and will be diversified across multiple industries and countries.  From time to time, however, the Fund’s portfolio may consist of more or less securities and may have a higher allocation to a specific industry or country.

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The Fund’s portfolio is constructed using bottom-up, fundamental research techniques.  The Adviser researches industries, builds in-house models, and values companies in an effort to identify companies that it believes will perform better than market expectations due to valuation anomalies. In making investment decisions, the Adviser also considers a company’s valuation on both an absolute basis as well as on a relative basis compared with other companies in the same industry across countries and compared with other companies in other industries but in the same country. In addition to the fundamental research process, the Adviser seeks to employ quantitative valuation techniques such as cash flow analysis, as well as more subjective techniques such as sector, interest rate, and political risk analyses. The Adviser typically takes broader macroeconomic and market conditions into consideration when considering portfolio risk because emerging markets encompass a broad array of economies in varying stages of development.  Based on the Adviser’s view of a particular region, country sector and/or industry, the Adviser may overweight or underweight the Fund’s portfolio in the region, country, sector and/or industry relative to the MSCI Emerging Markets Index, the Fund’s benchmark index.

Temporary Defensive Positions:  For temporary defensive purposes, the Emerging Markets Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed income securities. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.

Risks of Investing in the Funds

The principal risks of investing in each Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.  In addition, each Fund is subject to certain non-principal risks which are set out below.

Principal Risks

Bank Loans Risk.  Bank loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the High Yield Fund may have difficulty collecting on any collateral. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower. The High Yield Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized bank loan may not be fully collateralized and can decline significantly in value. Where the High Yield Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan. As a result, the Fund is subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the High Yield Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. See “Credit Risk.”

There may not be an active trading market for certain bank loans, which could impair the High Yield Fund’s ability to realize full value in the event of the need to sell a bank loan and which may make valuation of bank loans difficult. In addition, the liquidity of some actively traded loans may be impaired due to adverse market conditions. To the extent that a secondary market does exist for certain bank loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. See ‘‘Liquidity Risk.’’

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Because the bank loans in which the High Yield Fund invests are typically rated below investment grade, the risks associated with bank loans are similar to the risks of below investment grade securities, although bank loans may be senior and/or secured in contrast to other below investment grade securities, which are generally subordinated or unsecured. See “High Yield Bonds Risk.”

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk.  Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk.  This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.  A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.  Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities.

Derivatives Risk.  Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, index or other investment. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives can be highly volatile and involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset, reference rate, index or other investment. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, market risk and credit risk. In addition, the success of a derivatives transaction could depend on the ability of the Adviser to discern pricing inefficiencies and predict trends in markets, which decisions could prove to be inaccurate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. If the value of a derivative does not correlate well with the particular asset, reference rate, index or other investment to which the derivative is intended to provide exposure, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting gains in other investments. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the CFTC and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When a Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that a Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

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Swaps — Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. A fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Certain of the emerging markets countries in which each Fund can invest are currently experiencing rapid economic growth, rising real estate prices, elevated growth in credit and rising inflation. Consequently, certain governments are tightening monetary and fiscal policies in an effort to cool inflation of prices of assets and goods and services. There can be no assurance that the current monetary and fiscal tightening in these countries will not continue or worsen, spread to other countries in which a Fund’s investments are located, or make it more difficult for the Fund to find appropriate opportunities.

Equity Risk. Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

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Foreign Currency Risk. A significant portion of each Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.  Additionally, a particular non-U.S. country may impose exchange controls, devalue its currency, and/or take other measures relating to its currency which could adversely affect a Fund. Finally, a Fund will incur costs in connection with conversions between various currencies. Although each Fund may hedge currency risk associated with its investments denominated in currencies other than the U.S. dollar, it may or may not choose to do so. In addition, the notional amount of such hedges may or may not be equal to the size of investments denominated in currencies other than the U.S. dollar, resulting in residual exposure to such currencies. There can be no guarantee that instruments suitable for hedging market shifts will be available at the time when a Fund wishes to use them.

Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers.  These risks include (a) the risk of nationalization or expropriation of assets or confiscatory taxation, (b) social, economic, and political uncertainty, including war, revolution, and acts of terrorism, (c) dependence on exports and the corresponding importance of international trade, (d) price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, (e) currency exchange rate fluctuations, (f) rates of inflation, (g) controls on, and changes in controls on, foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars, (h) governmental involvement in, and control over, the economies, (i) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies, (j) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers, (k) less extensive regulation of the securities markets, (l) longer settlement periods for securities transactions, (m) less developed corporate laws regarding fiduciary duties and the protection of investors, (n) less reliable judicial systems to enforce contracts and applicable law, (o) certain considerations regarding the maintenance of a Fund’s portfolio securities and cash with non-U.S. sub-custodians and securities depositories, (p) foreign restrictions and prohibitions on ownership by United States entities of property and changes in non-U.S. laws relating thereto and (q) the risks of terrorism. In addition, investments in securities of foreign issuers may require significant government approvals under corporate, securities, exchange control, non-U.S. investment, and other similar laws and regulations and may require financing and structuring alternatives and exit strategies that differ substantially from those commonly used in the United States. These risks may increase expenses of a Fund, adversely affect the value of the Fund’s investments and/or adversely impact the Fund’s investment program and strategies.

Geographic Focus Risk. To the extent the Emerging Markets Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

High Yield Bond Risk.  High yield bonds are subject to greater risk of loss of principal and interest than higher rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

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An economic downturn or increase in interest rates is likely to have a negative effect on the value of high yield bonds held by the High Yield Fund as well as on the ability of the securities’ issuers, especially highly leveraged issuers, to service principal and interest payment obligations to meet their projected business goals or to obtain additional financing. If the issuer of a high yield bond or other debt obligation owned by the High Yield Fund defaults, the Fund may incur additional expenses to seek recovery and the possibility of any recovery can be subject to the expense and uncertainty of insolvency proceedings.

Interest Rate Risk.  The High Yield Fund invests in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines.  On the other hand, if rates fall, the value of these investments generally increases. Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value.  Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.  Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).  Recently, interest rates in the United States have been at or near historic lows, which may increase the High Yield Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain High Yield Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Strategy Risk.  There is no assurance that a Funds’ investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of a Fund may decline, and due to its active management, the Fund may underperform other funds with similar objectives and strategies.

Liquidity Risk. Each Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.  When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund’s performance.

Market Risk.  Various market risks can affect the price or liquidity of an issuer’s securities in which each Fund may invest.  Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes.  Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities.  The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security.  Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

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New Fund Risk.  The Funds are new and have no operating history, and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

P-note Risk. To the extent the Emerging Markets Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Emerging Markets Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Emerging Markets Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Prepayment Risk. Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled. Such prepayments often occur during periods of declining interest rates, and may cause the High Yield Fund to reinvest its assets in lower yielding securities. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the High Yield Fund, prepayment risk may be increased.

U.S. Government Securities Risk.  The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities).  Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities.  By contrast, securities issued or guaranteed by U.S. government sponsored organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

When-Issued, Delayed Delivery and Forward Commitment Transactions Risk. Securities purchased or sold by the Emerging Markets Fund on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as, and if issued” securities, the Emerging Markets Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Emerging Markets Fund’s assets committed to the purchase of securities on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis may increase the volatility of the Fund’s assets.

Zero Coupon Bonds and Payment-In-Kind Bonds Risk. Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Although interest payments are not made on zero coupon bonds or payment-in-kind bonds, holders of such instruments are deemed to have received income (“phantom income”) annually, notwithstanding that cash may be received currently. Thus, it may be necessary at times for the Fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements. In addition to the risks associated with bonds, because zero coupon bonds and payment-in-kind bonds do not pay interest, the value of zero coupon bonds and payment-in-kind bonds may be more volatile than other fixed income securities, and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

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Non-Principal Risks

Counterparty Risk.  A Fund will be exposed to the credit of the counterparties to over-the-counter derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, a Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period, loss of collateral and fees and expenses incurred in enforcing its rights.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at [_______].

MANAGEMENT OF THE FUND

Investment Adviser

Oaktree Capital Management, L.P., 333 South Grand Ave., 28th Floor, Los Angeles, CA 90071, serves as investment adviser to the Funds under an investment advisory agreement (the “Advisory Agreement”) with Oaktree Funds (the “Trust”), on behalf of the Funds.  Oaktree is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”), was formed in 1995, and is headquartered in Los Angeles, California. As the Funds’ investment adviser, Oaktree has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and, subject to review and approval by the Board, sets each Fund’s overall investment strategies. Under the Advisory Agreement, the Adviser is entitled to receive an annual management fee equal to [___] % of the High Yield Fund’s average daily net asset value and [___]% of the Emerging Markets Fund’s average daily net asset value.

Pursuant to an Expense Limitation Agreement, Oaktree has contractually agreed to waive fees and/or reimburse expenses for the Institutional Class and the Advisor Class of each Fund in the amounts set forth in the Funds’ SAI and as described in the footnotes to the fee tables contained in this Prospectus. Any waivers and/or reimbursements made by Oaktree with respect to a Fund are subject to recoupment from the Fund within two years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of any Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

A discussion regarding the Board’s considerations in connection with the approval of the Funds’ Advisory Agreement will be available in the Funds’ initial report to shareholders.

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In addition to the Funds, the Adviser currently serves as investment adviser to other mutual funds, private funds, institutional accounts, and certain other accounts, and, as of September 30, 2014 had total assets under management of approximately $[___].

Prior Performance of the Adviser

Oaktree Global High Yield Bond (USD Hedged) Composite Performance Information.  The following table presents the past performance of a composite of certain accounts managed by the Adviser. The Oaktree Global High Yield Bond (USD Hedged) Composite (the “HY Composite”) is comprised of all fee paying accounts under discretionary management by the Adviser that have investment objectives, policies and strategies substantially similar to those of the High Yield Fund. The HY Composite consisted of three accounts as of December 31, 2013. The returns presented below include reinvestment of income and are time-weighted rates of return net of commissions, transaction costs, and foreign withholding taxes on interest, dividends and capital gains. Reclaimable foreign withholding taxes are accrued. Returns are presented in U.S. dollars. The method used for computing historical HY Composite performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the HY Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the High Yield Fund in their analysis of the historical experience of the Adviser in managing portfolios with substantially similar investment strategies and techniques to those of the High Yield Fund. To calculate the performance of the HY Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional and Advisor Class shares of the High Yield Fund for the fiscal year ending [----] were used.

The historical performance of the HY Composite is not that of the High Yield Fund and is not necessarily indicative of the Fund’s future results. The High Yield Fund had not commenced operations prior to the date of this Prospectus and the Fund’s actual performance may vary significantly from the past performance of the HY Composite. While the accounts comprising the HY Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the High Yield Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, only one of the accounts currently comprising the composite is subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. If these limitations, requirements and restrictions were applicable to all of the accounts in the HY Composite, they may have had an adverse effect on the performance results of the HY Composite. However, the Adviser does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

OAKTREE GLOBAL HIGH YIELD BOND (USD HEDGED) COMPOSITE*

	Average Annual Total Returns For the Periods Ended December 31, 2013
Composite	1 Year	Since Inception
Composite net of all Institutional Class operating expenses	[----]%	[----]%
Composite net of all Advisor Class operating expenses	[----]	[----]
Composite gross of all operating expenses	8.99	10.27
BofA Merrill Lynch Non-Financial Developed Markets High Yield 2% Constrained Index**	7.64	8.89

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	For the Periods Ended December 31:
	2010***	2011	2012	2013
Composite net of all Institutional Class operating expenses	[----]%	[----]%	[----]%	[----]%
Composite net of all Advisor Class operating expenses	[----]	[----]	[----]	[----]
Composite gross of all operating expenses	0.59	4.12	19.41	8.99
BofA Merrill Lynch Non-Financial Developed Markets High Yield 2% Constrained Index **	0.59	2.11	18.45	7.64
* This is not the performance of High Yield Fund. As of December 31, 2013, the Composite was composed of 3 accounts, totaling approximately $715 million. The inception date of the Composite was November 1, 2010.
** Represents the Custom Global High Yield Index with a 60/40 split between the BofA Merrill Lynch U.S. High Yield Master II 2% Constrained Index and the BofA Merrill Lynch Global Non-Financial High Yield European Issuers 3% Constrained, ex-Russia Index from inception of the Composite on November 1, 2010 through December 31, 2012 and the BofA Merrill Lynch Non-Financial Developed Markets High Yield 2% Constrained Index thereafter. The BofA Merrill Lynch Non-Financial Developed Markets High Yield 2% Constrained Index is a sub-index that contains all securities in the BofA Merrill Lynch Global High Yield Index that are non-financials and from developed markets countries but caps issuer exposure at 2%.  This unmanaged index does not reflect fees and expenses and is not available for direct investment.
*** For the period November 1, 2010 (inception) through December 31, 2011

Oaktree Emerging Markets Equity (MSCI) Composite Performance Information.  The following table presents the past performance of a composite of certain accounts managed by the Adviser. The Oaktree Emerging Markets Equity (MSCI) Composite (the “EME Composite”) is comprised of all fee paying accounts under discretionary management by the Adviser that have investment objectives, policies and strategies substantially similar to those of the Emerging Markets Fund. The EME Composite consisted of seven accounts as of December 31, 2013. The returns presented below include reinvestment of income and are time-weighted rates of return net of commissions, transaction costs, and foreign withholding taxes on interest, dividends and capital gains. Reclaimable foreign withholding taxes are accrued. Returns are presented in U.S. dollars. The method used for computing historical EME Composite performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the EME Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Emerging Markets Fund in their analysis of the historical experience of the Adviser in managing portfolios with substantially similar investment strategies and techniques to those of the Emerging Markets Fund. To calculate the performance of the EME Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional and Advisor Class shares of the Emerging Markets Fund for the fiscal year ending [----] were used.

The historical performance of the EME Composite is not that of the Emerging Markets Fund and is not necessarily indicative of the Fund’s future results. The Emerging Markets Fund had not commenced operations prior to the date of this Prospectus and the Fund’s actual performance may vary significantly from the past performance of the EME Composite. While the accounts comprising the EME Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Emerging Markets Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, one of the accounts currently comprising the composite is subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. If these limitations, requirements and restrictions were applicable to all of the accounts in the EME Composite, they may have had an adverse effect on the performance results of the EME Composite. However, the Adviser does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

OAKTREE EMERGING MARKETS EQUITY COMPOSITE*

	Average Annual Total Returns For the Periods Ended December 31, 2013
Composite	1 Year	Since Inception
Composite net of all Institutional Class operating expenses	[----]%	[----]%
Composite net of all Advisor Class operating expenses	[----]	[----]
Composite gross of all operating expenses	1.76	-2.60
MSCI Emerging Markets (ND) Index**	1.30	-2.81

	For the Periods Ended December 31:
	2011***	2012	2013
Composite net of all Institutional Class operating expenses	[----]%	[----]%	[----]%
Composite net of all Advisor Class operating expenses	[----]	[----]	[----]
Composite gross of all operating expenses	-18.87	25.11	1.76
MSCI Emerging Markets (ND) Index**	-19.13	18.22	-2.60

* This is not the performance of Emerging Markets Fund. As of December 31, 2013, the Composite was composed of 7 accounts, totaling approximately $976 million. The inception date of the Composite was July 1, 2011.
** The MSCI Emerging Markets (ND) Index is a market capitalization weighted index of equity securities in more than 20 emerging market economies. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
*** For the period July 1, 2011 (inception) through December 31, 2011.

Portfolio Managers

The business experience during the past 5 years of the persons who are primarily responsible for the day-to-day management of the Funds appears below.

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Oaktree High Yield Bond Fund

Sheldon Stone, Principal and Co-Portfolio Manager.

Mr. Stone is the head of Oaktree’s high yield business.  In this capacity, he serves as co-portfolio manager of Oaktree’s U.S. High Yield Bond and Global High Yield Bond strategies and has supervisory responsibility for European High Yield Bonds.  Mr. Stone, a co-founding member of Oaktree in 1995, established TCW’s High Yield Bond Department with Howard Marks in 1985 and ran the department for ten years.  Prior to joining TCW, Mr. Stone worked with Mr. Marks at Citibank for two years where he performed credit analysis and managed high yield bond portfolios.  From 1978 to 1983, Mr. Stone worked at The Prudential Insurance Company where he was a Director of Corporate Finance, managing a fixed income portfolio exceeding $1 billion.  Mr. Stone holds a B.A. degree from Bowdoin College and an M.B.A. in Accounting and Finance from Columbia University.  Mr. Stone serves as a Trustee of Colonial Williamsburg Foundation and Bowdoin College.

Shannon Ward, Managing Director and Co-Portfolio Manager.
Ms. Ward serves as portfolio manager of Oaktree’s European High Yield Bond and European Senior Loan strategies, and co-portfolio manager of the Global High Yield Bond strategy.  She has over 21 years of corporate finance and investing experience.  Ms. Ward joined Oaktree in 2006 from AIG Global Investment Group, where she spent five years as a Vice President for High Yield Investments.  Before that, she spent over five years at Banc of America Securities, most recently as a Managing Director in the Entertainment/Media Group, and after her M.B.A., joined Union Bank of California as an Assistant Vice President in the Communications and Media Group.  Ms. Ward received a B.A. degree in Psychology from the University of California, Santa Barbara and an M.B.A. with a concentration in Finance from the University of Southern California.

Oaktree Emerging Markets Equity Fund

Frank Carroll, Managing Director and Co-Portfolio Manager.
Prior to joining Oaktree in 1999, Mr. Carroll was the head of trading for Columbus Advisors LLC, where he worked for two years.  Mr. Carroll previously was the Head Trader for Latin American Fixed Income at Banco Santander and Bankers Trust.  For six years prior to joining Bankers Trust, Mr. Carroll was an emerging markets trader for Salomon Brothers Inc.  He received a B.A. degree in History from Fairfield University.  He serves on Fairfield’s Board of Trustees and chairs its investment committee.

Tim Jensen, Managing Director and Co-Portfolio Manager.
Prior to joining Oaktree in January 2000, Mr. Jensen served as a Principal and Portfolio Manager at Morgan Stanley Dean Witter Investment Management, with responsibility for investment portfolios focused on Asia ex-Japan.  Previously, he worked at Ardsley Partners, where he focused on the Latin American portion of emerging market assets.  Mr. Jensen has also worked at Bankers Trust in its Latin American Merchant Banking Group and at Unifund, a private trust, where he focused on East Asian investments.  For periods of his employment Mr. Jensen has lived in Singapore, Bangkok, Hong Kong and Hungary.  He graduated cum laude from Harvard College with a B.A. degree in History and received an M.B.A. in Finance from UCLA.

The SAI provides additional information about the portfolio managers of each Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Funds and any conflicts of interest.

SHAREHOLDER INFORMATION
[Pricing of Fund Shares

The Funds sell their shares at NAV.  NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Funds’ share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

In calculating NAV, the Funds generally value their investment portfolio at market price.]

Fair Value Pricing

[If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before the Funds calculate their NAV, the Funds may, in accordance with procedures adopted by the Board of Trustees, employ “fair value” pricing of securities.  Fair value determinations are made in good faith in accordance with Board-approved procedures.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions.  Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures.  While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, approximate the amount the Funds would actually realize upon the sale of the securities in question.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.]

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Selecting a Share Class

Each class of shares offered in this Prospectus has its own expense structure.  The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Institutional Class shares are only available to certain investors, as explained below.

All of your future investments in a Fund will be made in the class you select when you open an account unless you inform the relevant Fund otherwise, in writing, when you make a future investment. Below is a comparison between Institutional Class and Advisor Class shares.

Distribution (12b-1) Plan

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees of 0.25% of average daily net fund assets for the sale and distribution of Advisor Class shares. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Share Classes

Advisor Class.  Advisor Class shares are offered to individual investors directly or through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries and charge a 0.25% distribution and service fee. Advisor Class shares require a minimum initial investment of $25,000 and a minimum of $2,500 for all subsequent investments.

Institutional Class.  Institutional Class shares are offered primarily for direct investments by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations, financial intermediaries and high net worth individuals. The minimum initial investment for Institutional Class shares is $1 million, and the minimum for subsequent investments is $100,000. The Adviser may waive the initial minimum in certain circumstances, including, but not limited to, the following:

•	Certain wrap or other fee based programs for the benefit of clients of investment professionals or other financial intermediaries

•	Employees and directors of the Adviser and its affiliates and their families

•	Employee benefit plans sponsored by the Adviser

•	Trustees of the Trust and their families

•
Employer-sponsored retirement plans, such as defined contribution plans (401(k) plans and 457 plans), defined benefit plans, pension and profit-sharing plans, employee benefit trusts, employee benefit plan alliances and other retirement plans established by financial intermediaries where the investment is expected to reach the $1 million minimum within a reasonable time period or the plan currently has assets of at least $25 million

•	Certain registered investment advisers, broker-dealers and individuals accessing accounts through registered investment advisers

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Family members include spouse, parents, spouse’s parents, children, children’s spouses, brother, sister, and domestic partner of the employee, Trustee or director of the Adviser.

Investing Through an Intermediary

The Adviser and/or its affiliates and/or [________], the Fund’s distributor (the “Distributor”), may make payments (out of their own resources and not as an expense of the Funds) to certain brokers, dealers or other financial intermediaries or service providers for distribution and/or shareholder servicing activities.  The Adviser may also pay (out of its own resources and not as an expense of the Funds) certain brokers, dealers or other financial intermediaries for marketing, promotional or related expenses.  Such payments also may include any other payment requirement of a broker-dealer or other financial intermediary.

These payments are derived from the Adviser’s legitimate business activities.  These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, and broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund.  In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Certain broker-dealers or other third parties hold their accounts in a “street name” and perform the services normally handled by the Fund’s transfer agent.  These services may include client statements, tax reporting, order-processing and client relations.  As a result, these third parties may charge a Fund for these services.   Sub-transfer agency fees paid by a Fund are, in aggregate, no more than what a Fund otherwise would have paid to the Fund’s transfer agent for the same services.  Arrangements may involve a per-account fee, an asset-based fee, a sales-based fee or, in some cases, a combination of the three.  These fees are directly attributable to shareholder services performed by the relevant party.  While the Adviser and the Distributor consider these to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and a Fund that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates.

How to Purchase Shares

Opening a New Account. If you are opening a new account, please complete and sign an account application, which will include an initial investment purchase request.  Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Advisor Class shares.  If you accepted telephone options on your account application and have submitted a voided check to have banking information established on your account, and your account has been open for 15 days, you may make subsequent purchases and redeem shares by telephone.  You can also sign up for certain features and services such as the Automatic Investment or Systematic Withdrawal Plans on the account application.

Please note that you may only purchase shares if the Funds are eligible for sale in your state or jurisdiction.  Shares of the Funds have not been registered for sale outside of the U.S.  The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

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All purchase requests (via telephone, automatic investment or otherwise) are subject to acceptance by the Funds, and the price of the shares you are purchasing will be the NAV next computed after receipt by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or other authorized agent or sub-agent, of the purchase request in good order (see below for what qualifies as “good order”).  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor will the Funds accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

You may also purchase shares of the Funds for the following types of retirement/savings plan accounts:

•   Traditional Individual Retirement Account (IRA)
•   IRA Rollover Account
•   Roth IRA Account
•   Simplified Employee Pension (SEP) Plan
•   Simple IRA
•   Coverdell Education Savings Plan

Good order means that your purchase request includes:

•   Fund name and account number;
•   Amount of the transaction (in dollars or shares);
•   A completed account application or investment stub;
•   Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with the Transfer Agent;
•   Any supporting legal documentation that may be required; and
•   A check payable to Oaktree Funds.

All purchase requests received in good order before 4:00 p.m., Eastern Time, will be processed on that same day.  Purchase requests received after 4:00 p.m., Eastern Time, will receive the next business day’s NAV or public offering price, as applicable based upon your share class.

In compliance with the USA Patriot Act, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you must supply your full name, date of birth, Social Security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at [----] if you need additional assistance when completing your Application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction until the required identity information is received.  The Funds may also reserve the right to close the account within 5 business days if clarifying information /documentation is not received.

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Minimum Initial Investment.  Purchases of shares in a Fund are subject to the following minimum initial investments:

Class	Minimum Initial Investment
Advisor	$25,000
Institutional	$1,000,000

Methods by Which to Make Your Initial Purchase.  You may purchase shares in a Fund by any of the following methods:

Investment Method                                                     To Open an Account
Through your financial advisor	Contact your financial advisor

By Regular, Certified, Registered, or Overnight Mail
Mail your application and check to:
Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For overnight and mail delivery, mail your check to:
Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

By Wire
Prior to making an initial investment by wire, a completed Account Application or IRA Account Application must have been received by the Funds. Once an account number has been assigned, please call [---]

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  [----]
Further credit:  Oaktree Funds
Shareholder Name:
Shareholder Account Number:

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office boxes, of purchase applications, orders or redemption requests does not constitute receipt by the Transfer Agent for the Funds.

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You may purchase Fund shares through selected securities dealers, and their designees, with whom the Distributor has sales agreements. For a list of authorized dealers, please call the Distributor at [----].  Authorized dealers and financial services firms may charge you a transaction fee in addition to any applicable sales charges (loads).  Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to the Distributor.  The Funds will be deemed to have received a purchase or redemption order when these authorized dealers and financial service firms, or, if applicable, their authorized designee, accepts a purchase or redemption order in good order.  Orders received by the Funds in good order will be priced at a Fund’s NAV next computed after they are accepted by the authorized dealers or financial services firms or their authorized designee.

The Distributor or Adviser, in their sole discretion, may accept or reject any order for purchase of a Fund’s shares if it involves unsuitable business practices such as market timing, late trading, or unsuitable investments. No share certificates will be issued.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of a Fund’s shares when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Adding to an Existing Account

Minimum Additional Investment.  Purchases of additional shares in a Fund are subject to the following minimum investments:

Class	Minimum Additional Investment
Advisor	$2,500
Institutional	$100,000

In order to make additions to your account, you may either establish an Automatic Investment Plan (see “Automatic Investment Plan” section) or make additional purchases any time you choose.

Methods by Which to Make Your Additional Purchases.  You may purchase additional shares in a Fund by any of the following methods:

Investment Method                                                             To Add to an Account
Through your financial advisor	Contact your financial advisor.

By Phone/Online
Please call [----]
Before requesting a telephone purchase into an existing account, please be sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and address and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, your written request must be signed by all Fund and bank account owners, and each individual must have his or her signature guaranteed.  At this time, an online purchase into an existing account is not available.

To make a same day investment, your phone order must be received and accepted by us by 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier.

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By Regular, Certified, Registered, or Overnight Mail
Make your check payable to: Oaktree Funds. Include your account number on the check.

Fill out the deposit slip from your account statement.  If you do not have a slip, fill out a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to:
Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For overnight mail delivery, send the check and deposit slip or note to:   Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

By Wire
Please call [--] to notify the Fund of your wire transaction.  Wire to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  [----]
Further credit:  Oaktree Funds
Shareholder Name:
Shareholder Account Number:

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment Plan
You may make regular bi-monthly, monthly or quarterly investments of $100 or more ($25,000 or more for Class I shares) in shares of the Fund automatically from a checking or savings account. See “Automatic Investment Plan” below.

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Automatic Investment Plan.  Once your account has been opened with the initial minimum investment of the Fund class you selected, you may make additional purchases at regular intervals through the Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, or semi-annual basis.  In order to participate in the Plan, each purchase must be in the amount of $[----] or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  If your bank rejects your payment, the Fund’s Transfer Agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s Transfer Agent at [----] for additional information.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the next scheduled automatic investment date.  If your purchase through the Automatic Investment Plan is rejected on two consecutive occasions, the Fund may terminate your participation in the Plan.  Shares purchased through Automatic Investment Plan payments are subject to the redemption restrictions for recent purchases described in “How to Redeem (Sell) Shares.”

Exchanging shares.  You may exchange shares of any Fund you own for identically registered shares in the same class of another Fund, so long as you meet the investment minimums required for each Fund and share class. An exchange represents both a sale and a purchase of Fund shares. Therefore, you may incur a gain or loss for income tax purposes on any exchange. Shares purchased through exchange must be registered in the current account name with the same Social Security or taxpayer identification number.

USA PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Funds and the Adviser to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When setting up an account, you will be required to provide your full name, date of birth, Social Security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit any security purchases.  In addition, your account may be closed if the Transfer Agent or a Fund is unable to verify a shareholder’s identity.  As required by law, the Transfer Agent or a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  Corporate, trust and other entity accounts require further documentation.

If the Transfer Agent or a Fund does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid Social Security number or tax identification number and permanent U.S. street address.  Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

You can sell shares at any time.  The sale price of your shares will be the Fund’s next-determined NAV after the Transfer Agent or an authorized agent or sub-agent receives all required documents in good order.  If the Transfer Agent, an authorized agent or sub-agent, receives a redemption request in good order before the close of trading on the NYSE (generally 4:00 p.m., Eastern Time), that transaction will be priced at that day’s NAV.  If the request is received after the close of trading on the NYSE, it will be priced at the next business day’s NAV.

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Selling Shares in Writing

The Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 calendar days;
•	(if required by the Fund) For all redemptions in excess of $50,000 from any shareholder account.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

A redemption request will be deemed to be in “good order” if it includes:
•   The shareholder’s name;
•   The name of the Fund;
•   The account number;
•   The share or dollar amount to be redeemed; and
•   The signatures of all registered shareholders with signature guarantees, if applicable.

Payment for shares redeemed will be mailed to you typically within one (1) or two (2) business days, but no later than the seventh calendar day, after receipt of the redemption request by U.S. Bancorp Fund Services, LLC.

If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to fifteen (15) calendar days from the purchase date.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and funds are usually available within 2-3 days.

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Retirement Plans.  You may need to complete additional forms to sell shares in your retirement account.  For participants under the age of 59 ½, tax penalties may apply.  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Call Shareholder Services at [---] for additional information.

Redemptions through Securities Dealers.  Shares held in a broker-dealer’s “street name” must be redeemed through the broker-dealer and cannot be made by shareholders directly. You must submit a redemption request to your broker-dealer. Securities dealers may charge for this service, and they may have particular requirements that you may be subject to. Contact your authorized securities dealers for more information.

Methods by Which to Sell Your Shares.  You may sell shares in a Fund by any of the following methods:

Sale Method                                                                             To Sell Shares in Your Account
Through your financial advisor	Contact your financial advisor.

By Phone/Online
Please call [---].

As long as your transaction is for $100,000 or less, and you have not changed your address by phone or online within the last 15 days, you can sell your shares by phone.  At this time, redemptions are not available online.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and funds are usually available within 2-3 days.

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By Regular, Certified, Registered, or Overnight Mail
Send written instructions to:
Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For overnight mail delivery, send written instructions to:
Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Specify the Fund, class of shares, account number and dollar value or number of shares you wish to sell. Be sure to include the necessary signatures and any additional documents, as well as signature guarantees if required (see “Selling Shares in Writing” above).

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH and funds are usually available within 2-3 days.

By Systematic Withdrawal Plan
If you own Fund shares worth at least $[---], you may establish a Systematic Withdrawal Plan. You may have a check sent to the address of record, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  There is no charge to have proceeds sent via ACH and credit is usually available within 2-3 days.
See “Systematic Withdrawal Plan” below.

Please note that business hours of the Funds are 9:00 a.m. to 6:00 p.m., Eastern Time
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office boxes, of purchase applications, orders or redemption requests does not constitute receipt by the Transfer Agent for the Fund.

Telephone Redemption.  If you have been authorized to perform telephone transactions, you may redeem shares, up to $100,000, by instructing the Funds by telephone at [---].  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If you hold your shares through a retirement account, you may not redeem shares by telephone.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

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If you accepted telephone privileges on the account application, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail your requests to the Funds at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.  The Fund is not responsible for delays due to communications or transmission outages.

Neither the Fund nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;

•	the name in which your account is registered; or

•	the Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Plan.  You may redeem your Fund shares through the Systematic Withdrawal Plan.  Under the Plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account, on a monthly, quarterly, or annual basis.  In order to participate in the Plan, your account balance must be at least $[----] and each payment must be a minimum of $[----].  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This Plan may be terminated at any time by the Funds.  You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent 5 days prior to the next scheduled systematic withdrawal payment date.  A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  Dividends and distributions on shares should be reinvested if you participate in the Plan.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account may ultimately be depleted.

Accounts with Low Balances.  Due to the high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account if, as the result of a withdrawal, the value of that account drops below $[----].  This does not apply to accounts participating in the Automatic Investment Program or to retirement accounts. The Trust also reserves the right to convert shares in any Institutional Class account to Advisor Class shares of a Fund if the value of that Institutional Class account drops below $[----].  The Trust will notify you when you fall below the low balance amounts indicated in this paragraph and you will have at least 30 days to make an additional investment to bring the account value to the stated minimum before the redemption is processed.

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Lost Shareholder
It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Account Inactivity
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity Period" specified in your State's abandoned property laws.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-[---] to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of the Funds’ portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the Funds’ long-term shareholders.  For example, in order to handle large flows of cash into and out of the Funds, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Funds’ investment objectives.  Frequent trading may cause the Funds to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Funds’ performance.  In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Funds’ share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Funds’ portfolio securities.

Because of the potential harm to the Funds and their long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques.  Under these policies and procedures, the Funds may limit additional purchases of Fund shares by shareholders whom the Adviser reasonably believes to be engaged in these excessive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares.  For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Funds reserve the right to reject any purchase of Fund shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the Adviser reasonably believes to be actual market timing activity, the Funds will seek to block future purchases and exchanges of Fund shares by that account.  Where surveillance of a particular account indicates activity that the Adviser reasonably believes could be either excessive or for legitimate purposes, the Funds may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity.  Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

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The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  The Funds and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds.  However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers.

DIVIDENDS AND DISTRIBUTIONS

Net realized capital gains of a Fund, if any, are distributed to all shareholders at least annually. Net investment income of a Fund, if any, is declared and distributed at least once per year. The Funds may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

You may receive your Fund dividends and/or capital gains distributions in several ways:

Reinvestment. Unless otherwise instructed, your dividends and capital gains distributions will be reinvested in additional Fund shares. The share price is computed as of the declared dividend date.  You may change the disposition of your dividends and capital gains by writing or calling the Transfer Agent five (5) days prior to the next distribution.

Income only. You may choose to automatically reinvest your capital gains distributions, but receive a check for income dividends. If you prefer, we will send your dividend proceeds directly to your bank or financial institution via ACH transfer. You must establish banking instructions at least 15 days prior to the distribution.

The Funds will automatically reinvest distributions for IRA, ESA and 403(b) shareholders. A cash payment of a distribution is considered a withdrawal of IRA earnings, and is subject to taxes and potential income tax penalties for those under age 59½. Once you reach 59½, you are eligible to withdraw the earnings from your IRA and may request cash payments of the distributions.

For those not reinvesting their dividends, the Funds will normally mail distribution checks within 5 business days following the payable date.

Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions. No interest will be paid on outstanding dividend checks.

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TAX CONSEQUENCES

Each Fund intends to qualify and elect to be taxed as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  As regulated investment companies, a Fund will not be subject to federal income tax if it timely distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be (unless your shares are held in a tax-deferred account such as a 401(k) or an IRA) taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Funds’ distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes. Funds’ distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Funds’ shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund’s shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Funds may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Funds will mail you reports containing information about the income tax classification of distributions paid during the year.  Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a new 3.8% Medicare contribution tax that applies to “net investment income,” including interest, dividends and capital gains received from the Funds.

The Funds (or their administrative agents) must report to the Internal Revenue Service (“IRS”) and furnish to their shareholders the cost basis information for Fund shares purchased and sold.  In addition, the Funds are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  For each sale of Fund shares the Funds will permit their shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, the Funds will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication.  The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares.  Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

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A U.S. withholding tax at a 30% rate will be imposed on dividends and interest beginning after June 30, 2014 (and proceeds of sales in respect of Funds shares received by Funds shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  The Funds will not pay any additional amounts in respect to any amounts withheld.

For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Funds had not commenced operations prior to the date of this Prospectus.

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Oaktree High Yield Bond Fund
and
Oaktree Emerging Markets Equity Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”):  The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports:  Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders.  The Funds’ annual report will contain a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ first fiscal year.

You can obtain free copies of these documents, request other information and discuss your questions about the Funds by contacting the Funds at:

Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-823-3611
www.[_________].com

You can review and copy information including the Funds’ reports, when available, and SAI at the Public Reference Room of the SEC, 100 “F” Street N.E., Washington, D.C.  20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

▪	Free of charge from the Fund’s website at www.[----].com.
▪	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
▪	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
▪	For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is [------].)

Table of Contents - Prospectus

SUBJECT TO COMPLETION – Dated September 12, 2014

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION
[ ---- , 2014]

OAKTREE FUNDS

Oaktree High Yield Bond Fund

Institutional Class [OHYIX]
Advisor Class [OHYDX]

Oaktree Emerging Markets Equity Fund

Institutional Class [OEEIX]
Advisor Class [OEEDX]

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(---)[---]-[----]
www.[----].com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Oaktree High Yield Bond Fund and Oaktree Emerging Markets Equity Fund (each a “Fund,” collectively, the “Funds”), each a series Oaktree Funds (the “Trust”), dated [-----, 2014].  Each Fund is advised by Oaktree Capital Management, L.P. (the “Adviser”).  Copies of the Funds’ Prospectus are available at www.[----].com or by calling the number above.

Table of Contents - Statement of Additional Information (SAI)

Table of Contents - Statement of Additional Information (SAI)

THE TRUST

Oaktree Funds (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on [-----], 2014, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust may also issue separate classes of shares of any series.  Currently, the Trust consists of two series: the Oaktree High Yield Bond Fund (the “High Yield Fund”) and the Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund,” and together with the High Yield Fund, the “Funds”).  Each Fund currently offers an Institutional share class and an Advisor share class. The Board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

The Funds had not commenced operations prior to the date of this Statement of Additional Information (“SAI”).

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT STRATEGIES, POLICIES, AND RISKS

Each Fund is diversified.  This means that with respect to 75% of its total assets, a Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

The investment objectives, policies, strategies, risks and limitations discussed in this SAI may be changed without shareholder approval unless otherwise noted.

Equity Securities

The Emerging Markets Fund may invest in  equity securities and securities with characteristics of equity securities, including common stock, preferred stock, rights, warrants and convertible bonds.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Equity markets historically have been subject to cyclical periods of high and low prices and the prices of individual equity securities can be volatile.  The value of the Emerging Markets Fund’s securities may fluctuate substantially from day-to-day.   Owning an equity security can also subject the Emerging Markets Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Emerging Markets Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group.  In addition, because small- and medium-sized companies may not be well-known to the investing public, may not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of equity securities held by the Emerging Markets Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Emerging Markets Fund.

Table of Contents - Statement of Additional Information (SAI)

Common Stock.  Shares of common stock represent a proportionate share of the ownership of a company and their value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that, in the event a company in which the Emerging Markets Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of the company will be exhausted before any payments are made to common stockholders.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and in the event of the liquidation of a company’s assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in liquidation, but it does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants

The Funds may invest in convertible securities.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  While no investment is without some risk, investments in convertible securities generally entail less risk than investments in  common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

The Emerging Markets Fund may invest in warrants and similar rights.  Warrants and similar rights are instruments that give the Emerging Markets Fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet the warrants are subject to  price fluctuation similar to the price fluctuations of the underlying securities. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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Securities Acquired in Restructurings and Workouts

The High Yield Fund’s investments may include fixed-income securities (particularly lower-rated fixed-income securities) or loan participations that default or are in risk of default (“Distressed Securities”).  The High Yield Fund’s investments may also include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” or “DIP” financings).  Distressed Securities may be the subject of restructurings outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings.    In connection with these investments or an exchange or workout of such securities, the High Yield Fund may determine or be required to accept various instruments.   These instruments may include, but are not limited to, equity securities, warrants, rights, participation interests in sales of assets and contingent-interest obligations.  Depending upon, among other things, the Adviser’s evaluation of the potential value of such securities in relation to the price that could be obtained at any given time if they were sold, the High Yield Fund may determine to hold the securities in its portfolio.

Cash Position

When the Adviser believes that market conditions are unfavorable for profitable investing, or when the Adviser is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase.  Cash or similar investments generally are a residual, meaning that they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities.  However, the Funds’ Adviser may also temporarily increase a Fund’s cash position to protect its assets or maintain liquidity.

When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Funds remained more fully invested in securities.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities).  Yields on short-, intermediate- and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.  The market prices of debt securities usually vary, depending upon available yields.  An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments.  The ability of the Funds to achieve their respective investment objectives also depends on the continuing ability of the issuers of the debt securities in which the Funds invest to meet their obligations for the payment of interest and principal when due.

Original Issue Discount. The Funds may invest in debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Funds and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by the Funds in a taxable year may not be represented by cash income, the Funds may have to dispose of other securities and use the proceeds to make distributions to shareholders.

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Redeemable Securities.  Certain securities held by the Funds may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem fixed income securities held by the Funds during a time of declining interest rates, the Funds may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks of Investing in High Yield Securities

The High Yield Fund may invest in securities that are rated below investment grade and securities that are unrated but deemed by the Adviser to be of comparable quality (commonly referred to as high yield bonds and “junk” bonds).

Sensitivity to Interest Rate and Economic Changes.  The economy and interest rates affect high yield debt securities differently from other securities.  For example, the prices of high yield bonds have often been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, the High Yield Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the High Yield Fund’s asset values.

Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, the High Yield Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the High Yield Fund’s assets.  If the High Yield Fund’s experience unexpected net redemptions, it may be forced to sell its high yield bonds without regard to the investment merits of such bonds, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Adviser’s ability to accurately value high yield bonds and the High Yield Fund’s assets and hinder the Fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings.  Credit ratings seek to evaluate the safety of principal and interest payments, not the market value risk of lower-rated bonds.  However, credit ratings are not absolute measures of credit quality and do not reflect all potential market risks.  Also, since credit rating agencies may fail to timely change an issuer’s or instrument’s credit ratings to reflect subsequent events, the Adviser must monitor the issuers of lower-rated bonds in the Funds’ portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Funds can meet redemption requests.  The Funds will not necessarily dispose of a portfolio security when its rating has been changed.

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Risks of Investing in Distressed Companies

From time to time, the High Yield Fund may purchase the direct indebtedness of various companies, or a participation in such indebtedness, including indebtedness of companies in the midst of a reorganization.    Such indebtedness may not be a security, but rather may represent a participation interest in a syndicated or commercial loan of a distressed borrower.  Such loans are generally not considered to be securities.

The length of time remaining until maturity on distressed indebtedness is one factor the Adviser considers in purchasing such indebtedness.

The financial institutions that typically make loan participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.”  Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development.  Distressed indebtedness will often be deemed illiquid, as described below.

Illiquid Securities

A Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities.  The Adviser will monitor the amount of illiquid securities in each Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Funds might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.   Because of their illiquid nature, illiquid securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the  Board. Despite such good faith efforts to determine fair value prices, the Funds’ illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Funds may ultimately realize upon its sale or disposition.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Adviser, pursuant to procedures adopted by the Board, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.

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Exchange-Traded Funds (“ETFs”) and Other Registered Investment Companies

A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies and are permissible under the 1940 Act. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate.

In addition, a Fund will limit its investments in other investment companies in accordance with the diversification and quality requirements of such Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Other investment companies may include exchange-traded funds (“ETFs”), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, a Fund’s investments in certain ETFs may exceed certain of the limits described above.

Short-Term Investments

The Funds may invest without limitation in any of the following short-term securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Bank Obligations.  Obligations including certificates of deposit, fixed time deposits and bankers’ acceptances, commercial paper and other debt obligations of banks subject to regulation by a U.S. bank regulator and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Obligations of Savings Institutions.  Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

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Fully Insured Certificates of Deposit.  Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Deposit Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of the Funds’ net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper and Short-Term Notes. The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Other Short-Term Obligations.  Debt securities initially issued with a remaining maturity of less than one year and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

U.S. and Foreign Government Obligations

The Funds may invest in U.S. Government obligations including Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association (“SLMA”).

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  A government could default on its sovereign debt obligations.  This risk of default is higher in emerging market countries.  Emerging market sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

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Variable Rate Demand Notes

The Funds may invest in taxable or tax-exempt variable rate demand notes for short-term cash management or other investment purposes. Variable rate demand notes may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a variable demand note may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Floating Rate Debt Securities

The High Yield Fund may invest in floating rate debt securities.  A floating rate debt security has a rate of interest which is usually established as the sum of a base lending rate (e.g., the London Inter-Bank Offered Rate (LIBOR), the U.S. Prime Rate, the Prime Rate of a designated U.S. bank or the certificate of deposit rate) plus a specified margin.  The interest rate on prime rate-based loans and securities floats periodically as the prime rate changes.  The interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year.  Certain floating rate debt securities will permit the borrower to select an interest rate reset period of up to one year.  Although floating rate debt securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate debt securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.  In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Inverse Floaters

The High Yield Fund may invest in inverse floaters.  An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index.  Inverse floaters are typically created by a broker depositing an income-producing instrument, which may be a mortgage-backed security, in a trust.  The trust in turn issues a variable rate security and inverse floaters.  The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee.  Because inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate) the market prices of inverse floaters may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change.  The returns on inverse floaters may be leveraged, increasing substantially their volatility and interest rate sensitivity.

Zero-Coupon and Payment-in-Kind Bonds

The Funds may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Funds to liquidate other investments in order to satisfy its distribution requirements under the Code.

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Foreign Securities

The Funds may invest in securities issued by foreign governments and corporations, including emerging market securities.  Such securities may be denominated in U.S. dollars or in a foreign currency.  The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or ETFs (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Changes in the value of foreign currencies can significantly affect the value of a foreign security held by the Funds, irrespective of developments relating to the issuer.  In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies in comparison to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.  Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Funds may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

Dividends and interest payable on the Funds’ foreign securities may be subject to foreign withholding tax. The Funds may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Funds of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Funds, under U.S. tax law, they will reduce the net return to the Funds’ shareholders.

Foreign Securities Traded in the United States.  The Funds may own foreign equity or debt securities that are traded in the United States and denominated in U.S. dollars.  They also may be issued originally in the United States.  For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States.  Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.

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Foreign Securities Traded in Foreign Markets.  The Funds may invest in foreign securities that are traded in foreign securities markets.  In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories.  The Funds may also engage in foreign currency futures contracts, foreign currency forward contracts, and foreign currency exchange contracts.  See “Foreign Currency” below for a description of such investments.  The Funds may also invest some or all of its excess cash in deposit accounts with foreign banks.

Foreign Securities Traded in Emerging Markets.  The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging market countries generally are countries with below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.”  These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Currency Risk.  Securities or issuers of securities may be exposed to cash flows in currencies other than the U.S. dollar. There is risk these currencies may decline relative to the U.S. dollar.  These securities may increase the volatility of the Funds. Fluctuations in currency exchange rates and currency transfer restitution may indirectly affect the value of the Funds’ investments in foreign securities in an adverse manner even though the Funds’ foreign security investments are denominated in U.S. dollars.

Inflation-Protected Securities

The Funds may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation.  The Funds may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers.  U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Funds will be subject to deflation risk with respect to any investment in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate.  If the Funds purchase in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Funds may experience a loss if there is a subsequent period of deflation.  The Funds may also invest in other inflation-related bonds which may or may not provide a guarantee of principal and, therefore, subject the Funds to counterparty risk with respect to the issuer. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers or “CPI-U,” which is calculated by the U.S. Department of Treasury.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

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In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds an inflation-protected security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the Funds may hold securities purchased in an IPO for a very short period of time. As a result, the Funds’ investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Funds may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Funds. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Private Placement and Restricted Securities

The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Funds could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Funds’ net asset value.

While securities sold in private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be re-sold to a third party without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A under the Securities Act), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

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Restricted securities may be illiquid.  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell an illiquid investment promptly at an acceptable price. The Funds may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Funds may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Funds may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectuses forming a part of it, is materially inaccurate or misleading.

Hybrid Securities

The Funds may acquire hybrid securities.  A hybrid security is created by combining an income-producing debt security with the right to receive payment based on the change in the price of an equity security.  The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants to receive a payment based on whether the price of a common stock surpasses a certain exercise price.  A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Structured Products

The Funds may invest in structured products.  A structured product is a security having a return tied to an underlying index or other security or asset class. Structured products generally are individually negotiated agreements and may be traded over-the-counter. Structured products are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured products or securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Borrowing and Other Forms of Leverage

The Funds may borrow money for investment purposes to the extent permitted by their respective investment policies and restrictions and applicable law.  When the Funds borrow money or otherwise leverage their portfolios, the value of an investment in the Funds will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ holdings. In addition to borrowing money from banks, the Funds may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, entering into reverse repurchase agreement and dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery, or forward commitment transactions, or using derivatives such as swaps, futures, and forwards.

The Funds may also borrow money for temporary emergency purposes.

The Funds may establish lines of credit with certain banks under which they may borrow funds for temporary or emergency purposes. The Funds may use lines of credit to meet large or unexpected redemptions that would otherwise force the Funds to liquidate securities under circumstances which are unfavorable to the Funds’ remaining shareholders.  The Funds may be required to pay fees to the banks to maintain the lines of credit; which would increase the cost of borrowing over the stated interest rate.

Repurchase Agreements

A Fund may enter into repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase that security from the Fund at a mutually agreed upon time and price (which resale price is higher than the purchase price). Repurchase agreements are, in effect, loans collateralized by the underlying securities. Maturity of the securities subject to repurchase may exceed one year. It is each Fund’s current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser; however, it does not presently appear possible to eliminate all risks from these transactions. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

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Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. It is the Funds’current policy to enter into reverse repurchase transactions with parties whose creditworthiness has been found satisfactory by the Adviser.

Derivatives

Derivatives are financial instruments that derive their value, at least in part, from the price of another security, asset or currency, or the level of an index, or a rate. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Options and futures contracts are also considered types of derivative securities, and are described more fully below under the headings “Options” and “Futures Contracts and Options on Futures Contracts,” respectively. Other common types of derivatives include forward foreign currency exchange contracts which are described more fully below under the heading “Forward Foreign Currency Exchange Transactions,” forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

A Fund may use derivatives, (i) to gain exposure to securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the security itself); (ii) to reduce risk, including the risk associated with currency fluctuations as described below; (iii) to enhance income; or (iv) to provide downside risk protection for one or more securities.

While derivative instruments are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative and the other investments in a Fund’s portfolio does not follow the Adviser’s expectations. If the Adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund’s investments, but the Fund may also lose money on the derivative itself. Derivatives and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or the Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer’s credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivatives are developed and offered to investors, the Adviser will, consistent with a Fund’s investment objective, policies and restrictions, consider making investments in such new types of derivatives.

Additional risks of derivatives include, but are not limited to, the risk of disruption of a Fund’s ability to trade in derivatives because of regulatory compliance problems or regulatory changes (including as described more fully below under the heading “Regulatory Risk”), credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

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The Adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with each Fund’s investment objective, policies and restrictions, and does not expose the Fund to undue risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, currency, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Adviser’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when the Fund may wish to terminate or sell them. Over-the-counter (“OTC”) instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market that are not subject to clearing are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Options. A Fund may purchase or write certain types of options. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

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A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income.

A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund’s holding period for the option.

Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options (until required to be traded on an exchange and cleared in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), as discussed below under “Regulatory Risks”) are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the “counterparty”) to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, the Adviser will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

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When conducted outside the United States, options transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in each Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Each Fund’s options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

Each Fund’s success in using options techniques depends, among other things, on the Adviser’s ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

Futures Contracts and Options on Futures Contracts. A Fund may enter into futures contracts and options on futures contracts for any number of reasons as indicated in the Prospectus, including as a means of enhancing returns or to hedge against fluctuating interest rates or other risks associated with its investments in fixed income securities. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

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When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. A Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. A Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or on the degree of correlation between price movements in the options on interest rate futures or price movements in a Fund’s securities which are the subject of the transactions.

Risks Associated with Futures Contracts and Related Options. There can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the securities to which these instruments relate, which may result in a strategy employing these instruments not achieving its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedging strategy may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. A Fund’s success in using futures and options for hedging depends, among other things, on the Adviser’s ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of the hedging instrument. The skills necessary for successful use of hedging instruments are different from those used in the selection of individual stocks.

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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

Forward Foreign Currency Exchange Transactions. A Fund may, but is not obligated to, enter into foreign currency futures contracts and foreign currency forward contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. Futures contracts are discussed above under the heading “Futures Contracts and Options on Futures Contracts.” A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

While a Fund may enter into futures contracts and forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and futures contracts or forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a particular hedging strategy from achieving its objective or expose the Fund to the risk of currency exchange loss.

A Fund may purchase currency futures and forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. A Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

A Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

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Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Swaps. A Fund may enter into interest-rate swaps, index swaps and total return swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Total return swaps involve the exchange of obligations to pay an amount equal to the total return on securities, indices or other referenced assets. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap on a net basis, it will segregate cash or other liquid securities at least equal to the net amount (i.e., the excess of the Fund’s obligations over its entitlements with respect to each swap) accrued on a daily basis. The Fund will segregate cash or other liquid securities with respect to its total obligations under any swaps that are not entered into on a net basis. If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements either as a buyer or a seller. A Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. A Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

The ‘‘buyer’’ in a credit default swap is obligated to pay the ‘‘seller’’ an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer in cash the difference between the full notional value, or ‘‘par value,’’ of the reference obligation that was the subject of the credit default swap and the market value of such reference obligation determined in accordance with the terms of the credit default swap (the “Seller CDS Obligation”). As a result of counterparty risk, certain credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly.

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If a Fund is a buyer and no credit event occurs, the cost to the Fund is the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may exercise its rights under the credit default swap to receive the Seller CDS Obligation. However, the Seller CDS Obligation, coupled with the up front or periodic payments previously received by the seller, may be less than the amount the seller pays to the Fund, resulting in a loss of value to the Fund.

If a Fund is a seller and no credit event occurs, the Fund would generally receive an up front payment or a fixed rate of income throughout the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the Seller CDS Obligation which could be an amount equal to the full notional value of the swap in a situation where the reference obligation may have little or no value. When a Fund acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Fund may be required to pay the buyer the full notional value of the contract net of any accrued and unpaid premium amounts owed by the buyer. As a result, the Fund bears the entire risk of loss due to a decline in value of a reference obligation on a credit default swap it has sold if there is a credit event with respect to the security. The Fund bears the same risk as a buyer of fixed income securities directly. Each Fund will sell a credit derivative only with respect to securities in which it would be authorized to invest.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. A Fund will enter into swap agreements as a buyer only with counterparties that meet certain standards of creditworthiness. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. As the seller of a credit default swap, a Fund would be subject to investment exposure on the notional amount of the swap. If a credit event occurs, generally the Fund would have to pay the buyer the Seller CDS Obligation which could be an amount equal to the full notional value of the swap in a situation where the reference obligation may have little or no value. Accordingly, the Fund will segregate liquid investments in an amount equal to the full notional value of the swap of which it is the seller.

When a Fund buys or sells a credit derivative, the underlying issuer(s) or obligor(s) as well as the counterparty to the transaction will be treated as an issuer for purposes of complying with the Fund’s issuer diversification and industry concentration policies, absent regulatory guidance to the contrary. A Fund may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.

Regulatory Risk. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements (such as the currency and interest rate transactions, total return swaps, credit default swaps and options described herein), may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Act (which was passed into law in July 2010), would, following the compliance dates, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would expand entity registration requirements, impose capital, margin, business conduct, reporting and disclosure requirements on dealers, recordkeeping on counterparties such as the Fund, and require banks to move some derivatives trading units to a non-guaranteed (but capitalized) affiliate separate from the deposit-taking bank or divest them altogether. While some of these provisions of the Dodd-Frank Act have either already been adopted through rulemaking or must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, when compliance with these rules is required, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

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In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act requires that a substantial portion of OTC derivatives must be executed in regulated markets and submitted for clearing to regulated clearinghouses. The Commodity Futures Trading Commission (the “CFTC”) has issued rules requiring the clearing of certain OTC derivatives transactions that fall within its jurisdiction and it is expected that the CFTC and the SEC will require the clearing of more transactions in the future. OTC trades submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC- or CFTC- mandated margin requirements. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. Although the Dodd-Frank Act includes limited exemptions from the clearing and margin requirements for so-called “end-users”, the Fund does not expect to be able to rely on such exemptions. In addition, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives will not be able to rely on the end-user exemptions under the Dodd-Frank Act and therefore such dealers will be subject to clearing and margin requirements notwithstanding whether the Fund is subject to such requirements. OTC derivative dealers also will be required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund may also be required to post higher margin amounts to certain of the dealers with which it trades and that will increase the costs of the Fund, possibly restrict its ability to execute such trades and reduce the amount of available capital with which to implement its investment strategy.

The CFTC has also issued rules requiring certain OTC derivatives transactions, that fall within its jurisdiction, and that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. It is expected that the CFTC and the SEC will require the execution on a regulated market of additional OTC derivatives transaction in the future. Such requirements may make it more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

The CFTC regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps.  A fund that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trading of commodity interests to qualify for certain exclusions or exemptions from registration requirements.  The Adviser, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), with respect to the Funds’ operations.  Therefore, the Funds are not subject to regulation as commodity pools under the CEA.

Asset Coverage Requirements for Certain Derivative Transactions. Each Fund will comply with guidelines established by the SEC with respect to coverage of various derivative transactions. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated subcustodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Table of Contents - Statement of Additional Information (SAI)

For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the exercise price and any excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Temporary Defensive Investments

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their respective principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  For example, during such periods, 100% of a Fund’s assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.  Temporary defensive positions may be initiated or by the Adviser.  When a Fund takes temporary defensive positions, it may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The following fundamental investment restrictions are applicable to each Fund (unless otherwise noted), and may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, such majority means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Except as set forth in the Prospectus and this Statement of Additional Information, all other investment policies or practices are considered by a Fund not to be fundamental and accordingly may be changed without shareholder approval.

The following are the fundamental investment restrictions of each Fund.

1.
Each Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. For purposes of this fundamental investment restriction, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by a Fund.

2.
Each Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

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3.
Each Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.
Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.
Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein issued by companies that invest in real estate or interests therein.

6.
Each Fund may not buy or sell commodities or commodity (futures) contracts, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

7.
Each Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that the Fund may be permitted to do so by the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, exemptive order, SEC release, no-action letter or similar relief or interpretations.

8.
Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

BORROWING. The 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when a Fund engages in such transactions, the Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The fundamental restriction in (2) above will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

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CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.   For purposes of each Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, an investment company is a “diversified company” if, as to 75% of its total assets, it does not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company.  For purposes of each Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

LENDING. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

UNDERWRITING. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Each Fund observes the following non-fundamental investment restriction, which may be changed by the Board without shareholder approval.

1.	Each Fund may not purchase a security if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities.

Except with respect to borrowing, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Funds to exceed its limitation, the Funds will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. Each Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.

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PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. An annual portfolio turnover rate of 100% would occur if all the securities in the Funds were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains or losses. The Funds’ annual portfolio turnover rates will be included in the “Financial Highlights” section of the Funds’ prospectus following the commencement of Fund operations.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Funds.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Funds’ holdings will not be distributed to any third party except in accordance with this policy.  In approving the policy, the Board considered the circumstances under which the Funds’ holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing holdings to persons described in the policy, including [mutual fund rating or statistical agencies, or] persons performing similar functions, and internal parties involved in the Funds’ investment process, or custody of the Funds’ assets.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of the Trust and its service providers by the Trust’s CCO, (2)  considering reports and recommendations from the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering whether to approve any amendment to the portfolio holding disclosure policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  In addition, the Oaktree High Yield Bond Fund’s top 5 holdings, and the Oaktree Emerging Markets Equity Fund’s top 10 holdings will be available on the Funds’ website at www.[----].com [---] days after each [   ].

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Trust’s CCO shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.

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In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, fund administrator, fund accountant, custodian, transfer agent, pricing vendors, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Funds, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ holdings.

There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of the Funds’ portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.[----].com for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Funds.  The current Trustees and officers of the Trust, their ages, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

Table of Contents - Statement of Additional Information (SAI)

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
[----]	[----]	[----]	[-----]	2	[----]
[---]	[----]	[----]	[----]	2	[----]

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustees of the Trust
Howard Marks	Chairman	[----]	Chairman, Oaktree Capital Management, L.P.	2	[---]
Officers of the Trust
Tom Smtih	Chief Compliance Officer	[----]	Chief Compliance Officer, Oaktree Capital Management, L.P.	N/A	[--]
Todd Molz	Secretary	[---]	Managing Director and General Counsel, Oaktree Capital Management, L.P.	N/A	[--]
Martin Boskovich	Assistant Secretary	[---]	Managing Director, Oaktree Capital Management, L.P.	N/A	[---]
Susan Gentile	Chief Financial Officer	[---]	Chief Accounting Officer, Oaktree Capital Management, L.P. Chief Accounting Officer, Clorox, Inc.	N/A	[---]
John Edwards	Treasurer	[---]	Managing Director, Oaktree Capital Management, L.P.	N/A	[---]

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of two series, the Oaktree High Yield Bond Fund and the Oaktree Emerging Markets Equity Fund.

Additional Information Concerning the Board of Trustees

The Role of the Board.  The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the distributor, the administrator, the custodian, and the transfer agent, each of whom are discussed in greater detail in this SAI.  The Board is responsible for overseeing the Adviser and the Funds’ other service providers in the operations of the Funds in accordance with the Funds’ investment objectives and policies and otherwise in accordance with the Funds’ prospectus, the requirements of the 1940 Act and other applicable federal, state and other securities and other laws, and the Funds’ charter and bylaws.

Table of Contents - Statement of Additional Information (SAI)

The Adviser provides regular reports on the investment strategy and performance of the Funds.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal meetings of the Board which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board may also meet with management in less formal settings, between formal Board meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust.

Leadership and Structure of the Board.  The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees.”  At least a majority of the Board is comprised of Trustees who are Independent Trustees, which generally are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Chairman of the Board is an “interested persons” of the Trust as defined under the 1940 Act (“Interested Trustee”).  The Board has determined that the structure of the Interested Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

[---], an Independent Trustee, serves as the lead Independent Trustee of the Trust.  In [her] role as lead Independent Trustee, [---], among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the Independent Trustees and management, and among the Independent Trustees; and (v) has such other responsibilities as the Board or Independent Trustees determine from time to time.

[---], an Independent Trustee, serves as Chair of the Nominating and Governance Committee of the Trust.  The Nominating and Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating and Governance Committee will not consider nominees nominated by shareholders.  As the Trust is newly organized, no meetings of the Nominating and Governance Committee have been held as of the date of this SAI.

[---], an independent Trustee, serves as Chair of the Audit Committee of the Trust.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Trust’s financial statements and to ensure the integrity of the Trust’s pricing and financial reporting.  As part of the Audit Committee, the function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Audit Committee has [not yet held any/held [---]] meetings as of the date of this SAI.

The Board has delegated day-to-day valuation issues to a Valuation Committee.  [---], an interested Trustee, is Chair of the Valuation Committee.  In addition to [---], the Valuation Committee is comprised of the Trust’s President, Treasurer, [and Assistant Treasurer], as appointed by the Board.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee typically meets on a quarterly basis and more frequently as necessary with respect to each series of the Trust.

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Board Oversight of Risk Management.  The Board has delegated day-to-day risk management to the Adviser (and to other service providers, depending on the nature of the risk and subject to oversight by the Board and the Adviser).  The Board oversees the risk management activities of the Adviser and, as part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Chief Financial Officer, Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets quarterly, and otherwise as needed, with the CCO to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the fund administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

Information about Each of the Trustee’s Qualification, Experience, Attributes or Skills.

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition to seek to ensure that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experiences to oversee the business of the Funds.

[NARRATIVE DISCLOSURE OF EACH INDIVIDUAL TRUSTEE’S QUALIFICATIONS, EXPERIENCE, ATTRIBUTES AND/OR SKILLS --- TO COME]

Trustee Ownership of Portfolio Shares

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2013, which is prior to the inception date of the Fund.

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Compensation

Independent Trustees each receive an annual retainer of $[---].  In addition, each Committee Chair and the Lead Independent Trustee receives an annual retainer of $[---].  Each Independent Trustee receives $[---] for each in-person Board meeting.  If the Trust organizes additional series, this compensation will be allocated among the various series comprising the Trust based on the net assets of each series.  Independent Trustees receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Independent Trustees.  Set forth below is the estimated rate of compensation to be received by the following Independent Trustees for the fiscal year ending [----].

Name of Person/Position	Estimated Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Trust and Fund Complex(2) Paid to Trustees
[---], Independent Trustee	$[--]	N/A	N/A	$[--]
[----], Independent Trustee	$[--]	N/A	N/A	$[--]
[----], Independent Trustee	$[--]	N/A	N/A	$[--]
[---], Independent Trustee	$[--]	N/A	N/A	$[--]
Howard Marks, Interested Trustee[(1)]	None	N/A	N/A	None
[---], Interested Trustee[(1)]	None	N/A	N/A	None

(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.
(2)	The Trust is comprised of a two series: the Oaktree High Yield Bond Fund and the Oaktree Emerging Markets Equity Fund.

Code of Ethics
The Trust, the Adviser, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI.  Information about how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 855-823-3611 and (2) on the SEC’s website at http://www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Funds.

Since the Funds had not commenced operations prior to the date of this SAI, there are no principal shareholders or control persons of the Funds as of the date of this SAI and the Trustees and officers of the Trust as a group did not own more than 1% of the  outstanding shares either Fund.

THE FUNDS’ INVESTMENT TEAMS

Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”), 333 South Grand Ave., 28th Floor, Los Angeles, CA 90071, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Funds.  The Adviser is a leading global investment management firm focused on alternative markets. The Adviser was founded in 1995 by a group of principals who have worked together since the mid-1980s. Headquartered in Los Angeles, California, the firm has over 800 employees and offices in 16 cities worldwide. Oaktree is indirectly controlled by Oaktree Capital Group, LLC (“OCG”), a publicly traded company listed on the New York Stock Exchange under the ticker symbol “OAK.” OCG is indirectly controlled by Oaktree’s principals, Howard Marks, Bruce Karsh, John Frank, David Kirchheimer, Steve Kaplan, Larry Keele and Sheldon Stone.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall provide the Trust with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, shall furnish continuously an investment program for the Funds, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from the Funds as follows:

Funds	Annual Management Fee (as a % of average daily net assets)
Oaktree High Yield Bond Fund	[--]%
Oaktree Emerging Markets Equity Fund	[--]%

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

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The Adviser shall generally supervise and oversee all custody, transfer agency, dividend disbursing, legal, accounting and administrative services by third parties that have contracted with the Trust to provide such services.

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding 12b-1 fees, acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursement to [---]% for the Oaktree High Yield Global Fund and [---]% for the Oaktree Emerging Markets Equity Fund (the “Expense Cap”).

Any payment of expenses made by the Adviser is subject to reimbursement by the Funds if requested by the Adviser.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for expense payments it made in the prior three fiscal years.  The Funds must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

Portfolio Managers

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds for which they advise.  Each portfolio manager or team member is referred to as a portfolio manager below.

Other Accounts Managed by Portfolio Managers.  The table below identifies, for each portfolio manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of [---].  Asset amounts are approximate and have been rounded.

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Fund and Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Oaktree High Yield Bond Fund
Sheldon Stone[*]	[--]	$[--]	[--]	$[--]	[--]	$[--]
Shannon Ward[*]	[--]	$[--]	[--]	$[--]	[--]	$[--]
Oaktree Emerging Markets Equity Fund
Frank Carroll[*]	[--]	$[--]	[--]	$[--]	[--]	$[--]
Tim Jensen[*]	[--]	$[--]	[--]	$[--]	[--]	$[--]

* As of [_______], [________] managed [___] accounts which had total assets under management of $[_____] and which had additional fees based on the performance of the accounts.

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise from the fact that, in addition to providing investment management services to the Funds, the Portfolio Managers and the Adviser provide investment management services to other funds, accounts and other investment vehicles that the Adviser may establish from time to time (collectively, the “Other Oaktree Funds”).  The Adviser will seek to manage potential conflicts of interest in good faith; nonetheless, the investment strategies employed by the Portfolio Managers and the Adviser in managing the Other Oaktree Funds could conflict with the strategies employed by the Portfolio Managers and the Adviser in managing the Funds and may affect the prices and availability of the securities and instruments in which the Funds invest.

There may be situations in which the interests of a Fund with respect to a particular investment or other matter conflict with the interests of one or more Other Oaktree Funds, the Adviser, or one or more of their respective affiliates.  From time to time, participation in specific investment opportunities may be appropriate for one or more Funds and one or more other Other Oaktree Funds, and Other Oaktree Funds may invest in securities or obligations eligible for purchase by the Fund.  It is possible that the Portfolio Managers and the Adviser may give advice and recommend securities to Other Oaktree Funds that may differ from advice given or securities recommended to the Funds, even though the investment objectives of the relevant Other Oaktree Funds may be the same or similar to those of the Funds. Conflicts may also arise in situations where an Other Oaktree Fund has invested in the securities of an issuer, but due to changed circumstances, the investment opportunities with respect to such issuer subsequently fall within the investment focus of a Fund or where a Fund makes an investment in the same portfolio issuer in which an Other Oaktree Fund has an investment at a different level of such portfolio issuer’s capital structure (or vice versa). Such changed circumstances might include, among others: a fall in the prices of the securities of the issuer to distressed levels; a decline in the issuer’s business or financial condition; workouts or other restructurings relating to an issuer’s capital structure; or consideration by the issuer of strategic alternatives or other fundamental changes.  The Adviser has adopted policies and procedures that are designed to manage such conflicts in good faith and that seek to ensure that the interests of the Funds and all affected Other Oaktree Funds are represented in a manner that is consistent with any fiduciary duties it owes to clients.  However, if necessary to resolve such conflict, the Adviser reserves the right to cause a Fund to take such steps as may be necessary to minimize or eliminate the conflict, even if (subject to applicable law) that would require the Fund to (a) forego an investment opportunity or divest investments that, in the absence of such conflict, it would have made or continued to hold or (b) otherwise take action that may have the effect of benefitting an Other Oaktree Fund (or Oaktree or any of its affiliates) and therefore may not have been in the best interests of the Fund or the shareholders of the Fund.

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The Adviser has adopted allocation procedures that are intended to ensure that all investment opportunities will be allocated among its clients on a basis that is fair and equitable over a period of time to each client relative to other clients and that is consistent with any fiduciary duties it owes to clients.  As a general matter, as between a closed-end fund or account that is in its investment period and an open-end fund or account (which typically does not have a limit on total size) or two or more open-end funds or accounts, each with the same investment focus, investment opportunities will generally be allocated between them based on the Adviser’s reasonable assessment of the amounts available for investment by each fund or account, and sales of an investment will generally be allocated pro rata between them on the basis of their respective investments held (disregarding for this purpose the age of the funds or which of them is in a liquidation period).  The decision by the Adviser to allocate an opportunity to an Other Oaktree Fund could cause a Fund to forego an investment opportunity it otherwise would have made.

The 1940 Act and the rules adopted by the SEC under the 1940 Act may limit the Funds’ ability to invest in, or hold securities of, companies that are affiliates of or controlled by the Adviser or Other Oaktree Funds.  For example, the Funds generally may not engage in transactions in which a broker-dealer affiliated with the Adviser participates as principal.  The 1940 Act and the rules thereunder also generally prohibit the Funds from buying or selling any securities from or to any Other Oaktree Fund and generally prohibit “joint transactions,” which may include investments in the same company, between a Fund and an Other Oaktree Funds.  These rules impose limits on the Funds’ ability to participate in co-investment transactions with the Other Oaktree Funds, and the Funds generally will not be permitted to co-invest alongside the Other Oaktree Funds in privately negotiated transactions unless the Funds obtain an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance, such as certain transactions in publicly traded securities and transactions in which price is the only negotiated term.  These restrictions may limit the scope of investment opportunities available to the Funds and may make it more difficult for the Funds to implement their investment objectives.

The Adviser or one or more of its employees may, from time to time, receive material non-public information or otherwise become an “insider” with respect to a company.  The possession of material non-public information or “insider” status with respect to a company by the Adviser or its personnel may restrict the Adviser’s ability to enter into or exit from potentially profitable investments in any company to which the information or status relates on behalf of the Funds which could negatively effect the Funds.

The directors, officers and other personnel of the Adviser allocate their time between the Funds and other investment and business activities in which they may be involved and potential conflicts of interest may arise from these allocations of time.  The Adviser and its personnel intend to devote such time as shall be necessary to conduct the Funds’ business affairs in an appropriate manner but are not restricted from forming additional investment funds, from entering into other investment advisory relationships, or from engaging in other business activities, even though such activities may be in competition with the Funds or may involve substantial time and resources of the Adviser or its personnel.

The Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions made on behalf of its clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary duties.  Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions may have the effect of favoring the interests of certain clients over the Funds, provided that the Adviser believes such voting decisions to be in accordance with its fiduciary obligations.

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Funds’ portfolio managers as of the most recent practicable date.

[--TO COME--]

Securities Owned in the Fund by the Portfolio Managers

As of the date of this SAI, the portfolio managers do not beneficially own any shares of the Funds, as the Funds had not commenced operations prior to the date of this SAI.

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator (the “Administrator”) to the Trust pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Funds as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent.  The Administrator expects to receive approximately $[---] annually. USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

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Custodians

Bank of New York Mellon is the custodian (the “Custodian”) for the Trust and safeguards and controls the Trust’s cash and securities, determines income and collects interest on Trust investments. The Custodian’s address is One Wall Street, New York, NY 10286.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019-6099 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

[---] is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

[--TO COME--]
CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution.  Each Fund votes on all matters affecting that Fund (e.g., approval of the Advisory Agreement); if additional series are issued, all series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith.  In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Funds is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are typically valued by using the mean between the closing bid and asked prices provided by an approved pricing service.  If the closing bid and asked prices are not readily available, such pricing service may provide a price determined by a matrix pricing method.   In the absence of a price from an approved pricing service, a mean broker price may be used or if necessary a fair value will be determined as set forth in the Funds’ pricing policy.

The securities in the Funds, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

The Funds may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Funds securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Funds’ NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer or quotation service.

Foreign equity and debt securities are valued in the same manner as domestic equity and debt securities as described above.

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All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS IN-KIND

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of the Fund shares.

Redemptions In-Kind

The Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Funds do not intend to hold more than 15% of their respective portfolios in illiquid securities.  In the unlikely event a Fund was to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Funds held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Under normal circumstances, the Funds do not anticipate that they would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions

Net realized capital gains of a Fund, if any, are distributed to all shareholders at least annually. Net investment income of a Fund, if any, is declared and distributed at least once per year.  A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions to each shareholder.

Tax Information

Each Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that their distributions will be sufficient to eliminate all taxes.  To comply with such requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98.2% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.  If the Funds fail to qualify as RICs under Subchapter M of the Code, they will be taxed as regular corporations.

In order to qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Funds must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Funds’ total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of RICs, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Funds’ total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Funds’ total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), the securities of any two or more issuers (other than the securities of other RICs) that the Funds control (by owning 20% of the total combined voting power of all classes or stock entitled to vote of such issuers) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Funds must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Funds’ investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Funds’ net tax-exempt interest, if any.

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If the Funds fail to satisfy the qualifying income or diversification requirements in any taxable year, the Funds may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Funds correct the failure within a specified period.  If the Funds fail to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Funds will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income.  In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred on the first day of the succeeding taxable year in determining the Funds’ taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year.  A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The Funds’ ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  In view of the Funds’ investment policy, it is generally not expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Funds are unlikely to be eligible for treatment as qualified dividend income for individual shareholders and for the dividends-received deduction for corporate shareholders under federal tax law.

Any long term capital gain distributions are taxable to shareholders as long term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  There is no requirement that the Funds take into consideration any tax implications when implementing its investment strategy.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

If the Funds’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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Any gain or loss recognized on a sale, exchange, or redemption of shares of the Funds by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

The Funds (or its administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Funds shareholders cost basis information for Funds shares purchased and sold. In addition to reporting the gross proceeds from the sale of Funds shares, the Funds are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Funds shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Funds will use the default cost which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Funds shareholder (or the cost basis method applied by default) for each sale of Funds shares may not be changed after the settlement date of each such sale of Funds shares. Funds shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Funds).

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Funds shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Funds with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

If more than 50% in value of the total assets of the Funds at the end of its fiscal year is invested in stock or securities of foreign corporations, the Funds may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Funds, subject to certain exceptions.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Funds’ foreign source income (including any foreign income taxes paid by the Funds), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Funds at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Funds) to be included in their income tax returns.  If not more than 50% in value of the Funds’ total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Funds will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Funds, subject to certain exceptions.  In this case, these taxes will be taken as a deduction by the Funds.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds.  Income from foreign currencies and income from certain transactions in forward contracts derived by the Funds with respect to its business of investing in securities or foreign currencies will generally produce qualifying income under Subchapter M of the Code.

Any security or other position entered into or held by the Funds that substantially diminish the Funds’ risk of loss from any other position held by the Funds may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Funds’ gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Funds’ holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to the Funds that may mitigate the effects of the straddle rules.

With respect to investments in zero coupon securities, which are sold at original issue discount and thus do not make periodic cash interest payments, the Funds will be required to include as part of its current income the imputed interest on such obligations even though the Funds have not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Funds may have to sell Funds securities to distribute such imputed income which may occur at a time when Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Funds at the end of its taxable year generally will be required to be “marked-to-market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

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Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Funds.  Under these rules, foreign exchange gain or loss realized with respect to debt securities and certain foreign currency forward contracts is treated as ordinary income or loss.  Some part of the Funds’ gain or loss on the sale or other disposition of bonds of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Funds shares received by Funds shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on the Funds’ distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice to his or her own particular circumstances.

DISTRIBUTOR

[--TO COME--]
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

[--TO COME--]

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectuses and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ Prospectus and SAI. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

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Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

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BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

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Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

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STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

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Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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APPENDIX B

Proxy Voting Policies

[--TO COME--]

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OAKTREE FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)(i)	Agreement and Declaration of Trust.(1)

(a)(ii)	Certificate of Trust.(1)

(b)	Bylaws.(3)

(c)	Instruments Defining Rights of Security Holders.(2)

(d)	Investment Advisory Contract.(3)

(e)	Distribution Agreement.(3)

(f)	Not applicable.

(g)	Custodian Agreement.(3)

(h)(i)	Fund Administration Servicing Agreement.(3)

(h)(ii)	Fund Accounting Servicing Agreement.(3)

(h)(iii)	Transfer Agent Servicing Agreement.(3)

(h)(iv)	Expense Limitation Agreement.(3)

(i)	Legal Opinion.(3)

(j)	Consent of Independent Registered Public Accounting Firm.(3)

(k)	Not applicable.

(l)	Initial Capital Agreement.(3)

(m)	Rule 12b-1 Plan.(3)

(n)	Rule 18f-3 Plan.(3)

(o)	Reserved.

(p)(i)	Code of Ethics of Oaktree Funds (Registrant).(3)

(p)(ii)	Code of Ethics of Oaktree Capital Management, L.P. (Adviser).(3)

(1)  Filed herewith.
(2)  Articles [--] and [--] of the Registrant’s Agreement and Declaration of Trust filed herewith as Exhibit (a)(i) and Article [--] of the Registrant’s Bylaws.
(3)  To be filed by amendment.

(p)(iii)	Code of Ethics of the Distributor.(3)

*	Power of Attorney.(3)

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article [--] of the Registrant’s Declaration of Trust and Article [--] of Registrant’s Bylaws, and are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the investment adviser, Oaktree Capital Management, L.P. (IARD/CRD Number: 106793), and its directors, officers and partners, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-48923), dated 05/20/2014.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	[--TO COME--] acts as the Principal Underwriter for the Trust. The following information was provided by [--TO COME--] to the Registrant for inclusion in this Registration Statement.

(b)	[--TO COME.--]

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations.

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	Bank of New York Mellon One Wall Street New York, NY 10286
[The Registrant and the] Registrant’s Investment Adviser	Oaktree Capital Management, L.P. 333 South Grand Avenue, 28th Floor Los Angeles, CA 90071
Registrant’s Distributor	[--TO COME--]

Item 34.  Management Services Not Discussed in Parts A and B.

None.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 12th day of September 2014.

Oaktree Funds

By:    /s/ John Sweeney
John Sweeney, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Sweeney	President and Principal	September 12, 2014
John Sweeney	Executive Officer

/s/ Susan Gentile	Treasurer and Principal	September 12, 2014
Susan Gentile	Financial Officer

EXHIBIT INDEX

Exhibit	Exhibit No.
Agreement and Declaration of Trust	(a)(i)
Certificate of Trust	(a)(ii)